CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 13,923	$ 14,683
Deposits	24,437	28,243
Marketable securities	10,896	10,945
Trade receivables, net	21,631	23,378
Deferred taxes	590	540
Other receivables and prepaid expenses	2,932	2,610
Total current assets	74,409	80,399
LONG TERM ASSETS
Property and equipment, net	4,461	3,873
Deposits	596	1,093
Other receivables and prepaid expenses	121	233
Deferred taxes	680	550
Intangible assets, net	752	1,166
Goodwill	1,572	1,572
Severance pay funds	1,801	1,746
Total long term assets	9,983	10,233
Total Assets	84,392	90,632
CURRENT LIABILITIES
Accounts payable and accrued expenses	11,725	13,608
Dividend payable	0	2,536
Deferred revenues	7,668	9,529
Total current liabilities	19,393	25,673
LONG TERM LIABILITIES
Accrued severance pay	4,187	3,847
Deferred taxes liability	240	180
Deferred revenues	1,342	1,828
Total long term liabilities	5,769	5,855
Total liabilities	25,162	31,528
SHAREHOLDERS' EQUITY
Ordinary shares of NIS 0.02 par value	132	131
Additional paid-in capital	86,091	84,383
Accumulated deficit	(26,951)	(25,200)
Accumulated other comprehensive income	1	(167)
Treasury stock, at cost: 39,000 shares	(43)	(43)
Total shareholders' equity	59,230	59,104
Total Liabilities and shareholders' equity	$ 84,392	$ 90,632